Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

20.	FINANCIAL INSTRUMENTS
Financial instruments recorded at fair value on the consolidated statements of financial position and presented in fair value disclosures are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 – Inputs other than quoted prices that are observable for assets or liabilities, either directly or indirectly; and
Level 3 – Inputs for assets and liabilities that are not based on observable market data.
The fair value hierarchy requires the use of observable market inputs whenever such inputs exist. A financial instrument is classified in the lowest level of the hierarchy for which a significant input has been considered in measuring fair value. Other than warrants acquired as part of the Arena Minerals investment and the convertible note derivative the Company did not have any financial instruments measured at fair value on the statement of financial position on a recurring basis. As at December 31, 2021, the fair value of financial instruments not measured at fair value approximate their carrying value. Arena Minerals warrants and convertible note derivatives are a level 2 fair value hierarchy instruments (refer to Notes 5 and 10).

The Company manages risks to minimize potential losses. The main objective of the Company’s risk management process is to ensure that the risks are properly identified and that the capital base is adequate in relation to those risks. The principal risks which impact the Company’s financial instruments are described below.
Credit Risk
Credit risk is the risk of loss associated with a counterparty’s inability to fulfill its payment obligations. Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash, cash equivalents, receivables, long-term receivable from JEMSE, and loans to Exar Capital. The Company’s maximum exposure to credit risk for cash, cash equivalents, receivables, long-term receivable from JEMSE, and loans to Exar Capital is the amount disclosed in the consolidated statements of financial position. The Company limits its exposure to credit loss by placing its cash and cash equivalents with major financial institutions and invests only in short-term obligations that are guaranteed by the Canadian government or by Canadian and US chartered banks with expected credit losses estimated to be de minimis. The Company and its subsidiaries, including its investee Minera Exar, may from time to time make short-term investments into Argentinian government securities, financial instruments guaranteed by Argentinian banks and other Argentine securities. These investments may or may not realize short term gains or losses.
Management believes that the credit risk concentration with respect to financial instruments included in cash, cash equivalents, receivables, long-term receivable from JEMSE, and loans to Exar Capital is nominal.
Liquidity Risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to evaluate current and expected liquidity requirements under both normal and stressed conditions to estimate and maintain sufficient reserves of cash and cash equivalents to meet its liquidity requirements in the short and long term. As the industry in which the Company operates is very capital intensive, the majority of the Company’s spending or that of its investees is related to its capital programs. The Company prepares annual budgets, which are regularly monitored and updated as considered necessary.
As at December 31, 2021, the Company had a cash and cash equivalents balance of $510,607 to settle current liabilities of $8,256.
The following table summarizes the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	Years ending December 31,

	2022	2023	2024	2025 and later	Total

	$	$	$	$	$

Convertible senior notes¹	2,737	4,528	4,541	270,089	281,895

Credit and loan facilities¹	28,251	-	-	-	28,251

Accounts payable and accrued liabilities	7,347	-	-	-	7,347

Obligations under office leases¹	683	989	929	693	3,294

Other obligations¹	225	204	5,994	-	6,423

Total	39,243	5,721	11,464	270,782	327,210
¹Include principal and interest/finance charges.

Market Risk
Market risk incorporates a range of risks. Movement in risk factors, such as market price risk, the Company’s share price, and currency risk, affects the fair values of financial assets and liabilities (Notes 3, 5,10). The Company is exposed to foreign currency risk as disclosed below.
Foreign Currency Risk
The Company’s operations in foreign countries are subject to currency fluctuations and such fluctuations may affect the Company’s financial results. The Company reports its financial results in United States dollars (“US$”) and incurs expenditures in Canadian dollars (“CDN$”) and US$, with the majority of the expenditures being incurred in US$ by the Company’s subsidiaries and investees. The Company and its subsidiaries and associates have a US$ functional currency. As at December 31, 2021, the Company held $4,393 in CDN$ denominated cash and cash equivalents. Strengthening/(weakening) of a US$ exchange rate versus CDN$ by 10% would have resulted in a foreign exchange (loss)/gain for the Company of $439 at December 31, 2021.